PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2017
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

5. PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of December 31,
	2016	2017
	(RMB in thousands)
Computers and equipment	23,117	41,374
Furniture and fixtures	5,668	9,972
Leasehold improvement	15,990	23,005
Software	3,155	13,814

Total property, equipment and software	47,930	88,165
Accumulated depreciation and amortization	(6,183)	(25,040)

Total property, equipment and software, net	41,747	63,125

Depreciation and amortization expenses on property, equipment and software for the years ended December 31, 2015, 2016 and 2017 were RMB1.4 million, RMB4.6 million and RMB18.9 million, respectively.